LONG-TERM DEBT - SERIES G DEBENTURES (Schedule of Maturities of Debentures Series G) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Repayment schedule (carrying amount):
LONG-TERM DEBT	$ 210,069	$ 230,972
Accretion of carrying amount to principal amount	(32)
Carrying amount	$ 18,965
Two Thousand Ten Convertible Debentures Series G [Member]
Debt Instrument [Line Items]
Interest rate	2.79%
Repayment schedule (carrying amount):
2023	$ 18,997
LONG-TERM DEBT	$ 18,997